Offerings - Offering: 1	Nov. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	21,283,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 21,283,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,258.43
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $21,283,000.